S000052236 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.23%
Performance Inception Date			Mar. 08, 2016
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.84%	1.87%	2.49%
Performance Inception Date			Mar. 08, 2016
Inflation-Linked Fixed Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	1.86%	1.90%	2.45%
Performance Inception Date			Mar. 08, 2016
Inflation-Linked Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.34%	(0.47%)	0.57%
Performance Inception Date			Mar. 08, 2016
Inflation-Linked Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.09%	0.71%	1.16%
Performance Inception Date			Mar. 08, 2016